Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2026	Oct. 31, 2025	Apr. 30, 2026	Jul. 31, 2025
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 290,513	$ 287,033
ECL allowance	4,646	4,392	$ 4,520	$ 4,285
Net loans	611,415	589,504
Gross personal	48,578	47,866
Gross credit card	22,547	21,581
Gross business and government	254,423	237,416
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	175,810	172,210
Gross personal	19,248	18,452
Gross credit card	7,779	7,117
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	85,830	86,799
Gross personal	10,774	11,118
Gross credit card	1,711	443
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,324	13,736
Gross personal	8,774	8,508
Gross credit card	7,662	7,107
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	8,085	8,112
Gross personal	6,983	7,008
Gross credit card	3,810	6,124
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,776	1,870
Gross personal	1,687	1,681
Gross credit card	1,389	600
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,462	1,097
Gross personal	247	253
Gross business and government	2,094	2,031
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,226	3,209
Gross personal	865	846
Gross credit card	196	190
Gross business and government	287	281
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	130,565	120,190
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	117,618	110,952
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,859	3,962
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	575	574
Net loans	289,938	286,459
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,243	1,156
Net loans	47,335	46,710
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,084	942
Net loans	21,463	20,639
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,744	1,720
Net loans	252,679	235,696
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	275,772	272,458
ECL allowance	932		896	992
Net loans	576,482	554,304
Gross personal	42,789	41,554
Gross credit card	20,142	19,485
Gross business and government	238,711	221,790
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	175,157	171,983
Gross personal	19,137	18,316
Gross credit card	7,779	7,117
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	84,349	85,628
Gross personal	10,512	10,794
Gross credit card	1,711	443
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,998	10,987
Gross personal	7,517	6,404
Gross credit card	7,457	6,727
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,410	1,041
Gross personal	4,617	4,502
Gross credit card	2,894	5,008
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14	11
Gross personal	217	759
Gross credit card	113	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,844	2,808
Gross personal	789	779
Gross credit card	188	184
Gross business and government	270	269
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	129,718	119,315
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	108,652	102,145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	71	61
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	110	100
Net loans	275,662	272,358
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	231	222
Net loans	42,558	41,332
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	263	302
Net loans	19,879	19,183
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	328	359
Net loans	238,383	221,431
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,095	13,260
ECL allowance	2,519		2,580	2,341
Net loans	32,104	32,546
Gross personal	5,505	6,022
Gross credit card	2,405	2,096
Gross business and government	13,618	13,595
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	653	227
Gross personal	111	136
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,481	1,171
Gross personal	262	324
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,326	2,749
Gross personal	1,257	2,104
Gross credit card	205	380
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,675	7,071
Gross personal	2,366	2,506
Gross credit card	916	1,116
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,762	1,859
Gross personal	1,470	922
Gross credit card	1,276	594
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	198	183
Gross personal	39	30
Gross credit card	8	6
Gross business and government	17	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	847	875
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	8,966	8,807
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,788	3,901
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	185	168
Net loans	12,910	13,092
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	814	749
Net loans	4,691	5,273
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	821	640
Net loans	1,584	1,456
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	699	870
Net loans	12,919	12,725
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,646	1,315
Net loans	2,829	2,654
Gross personal	284	290
Gross business and government	2,094	2,031
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,462	1,097
Gross personal	247	253
Gross business and government	2,094	2,031
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	184	218
Gross personal	37	37
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	280	306
Net loans	1,366	1,009
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	198	185
Net loans	86	105
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	717	491
Net loans	1,377	$ 1,540
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 1,195		$ 1,044	$ 952